Shareholders' Equity - Summary of Shareholders' Equity (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [Line Items]
Issuance of shares - EIP 2013, value		$ 21	$ 27	$ 36
Issuance of shares - June 2018 offering, value			77,823
Issuance of shares - ATM program, value		3,554	20,011
Share issuance costs	$ (11)	(130)	(6,160)	(11,964)
Exercise of stock-options - EIP 2017, value		194	672
Share capital [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance		3,420	2,864
Issuance of shares - EIP 2013, value		21	27	36
Issuance of shares - June 2018 offering, value			392
Issuance of shares - ATM program, value		56	130
Share issuance costs		0	0	0
Exercise of stock-options - EIP 2017, value		2	7
Equity, ending balance		3,499	3,420	2,864
Share premium [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance		314,565	219,335
Issuance of shares - EIP 2013, value		2,696	2,947	3,671
Issuance of shares - June 2018 offering, value			77,431
Issuance of shares - ATM program, value		3,498	19,881
Share issuance costs		(130)	(6,160)	(11,964)
Exercise of stock-options - EIP 2017, value		326	1,131
Equity, ending balance		320,955	314,565	219,335
Total [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance		317,985	222,199
Issuance of shares - EIP 2013, value		2,717	2,974
Issuance of shares - June 2018 offering, value			77,823
Issuance of shares - ATM program, value		3,554	20,011
Share issuance costs		(130)	(6,160)
Exercise of stock-options - EIP 2017, value		328	1,138
Equity, ending balance		$ 324,454	$ 317,985	$ 222,199
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		43,443,911	36,342,945
Issuance of shares - EIP 2013		261,984	347,509
Issuance of shares - June 2018 offering			5,056,721
Issuance of shares - ATM program		691,133	1,600,851
Exercise of stock-options - EIP 2017		26,420	95,885
Ending balance		44,423,448	43,443,911	36,342,945